Business Segments (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Financial Information by Business Segment
Prior period business segment information has been recast to enable comparison between the relevant amounts for the fiscal years ended March 31, 2023, 2024 and 2025.
Starting from the fiscal year ended March 31, 2025, the fiscal year of Krungsri that is included in the Global Commercial Banking Business Group, has been changed from the previous January to December period to an April to March period for consolidation purposes. Given the treatment of reporting lag changes under Japanese GAAP, there is no retrospective application of the change shown in the table below. In connection with this change, the segment amounts prepared in accordance with Japanese GAAP for the fiscal year ended March 31, 2025, reflect Krungsri's amounts for the fifteen-month period of January 1,2024 to March 31, 2025. For a discussion of the treatment of reporting lag changes under U.S. GAAP, see “Basis of Financial Statements” in Note 1.

	Customer Business							Global Markets Business Group	Other	Total
	Retail & Digital Business Group	Commercial Banking & Wealth Management Business Group	Japanese Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Corporate & Investment Banking Business Group	Total
		(in billions)
Fiscal year ended March 31, 2023:
Net revenue:	¥817.4	¥545.2	¥800.9	¥870.6	¥360.8	¥712.6	¥4,107.5	¥409.1	¥(0.8)	¥4,515.8
BK and TB(1):	312.7	369.3	645.5	35.1	105.4	532.3	2,000.3	130.8	19.5	2,150.6
Net interest income	242.5	160.2	342.5	35.7	9.4	260.7	1,051.0	710.6	93.0	1,854.6
Net fees	66.4	175.0	228.6	—	96.0	243.6	809.6	(16.6)	(56.5)	736.5
Other	3.8	34.1	74.4	(0.6)	—	28.0	139.7	(563.2)	(17.0)	(440.5)
Other than BK and TB	504.7	175.9	155.4	835.5	255.4	180.3	2,107.2	278.3	(20.3)	2,365.2
Operating expenses(2)	607.2	379.1	330.7	580.3	255.8	334.8	2,487.9	274.0	176.5	2,938.4
Operating profit (loss)	¥210.2	¥166.1	¥470.2	¥290.3	¥105.0	¥377.8	¥1,619.6	¥135.1	¥(177.3)	¥1,577.4
Fixed assets(3)	¥215.2	¥160.5	¥163.9	¥1.3	¥18.8	¥171.9	¥731.6	¥113.1	¥523.4	¥1,368.1
Increase in fixed assets(4)	¥50.4	¥31.1	¥37.7	¥0.6	¥11.5	¥23.4	¥154.7	¥23.4	¥30.8	¥208.9
Depreciation(4)	¥15.3	¥14.5	¥37.5	¥0.2	¥6.0	¥35.5	¥109.0	¥28.5	¥20.1	¥157.6
Fiscal year ended March 31, 2024:
Net revenue:	¥845.0	¥626.8	¥975.6	¥684.8	¥432.3	¥847.9	¥4,412.4	¥311.0	¥29.2	¥4,752.6
BK and TB(1):	319.4	420.3	795.6	29.1	118.6	765.8	2,448.8	14.8	102.4	2,566.0
Net interest income	248.1	197.8	490.6	29.3	14.7	399.8	1,380.3	106.3	130.3	1,616.9
Net fees	67.8	189.1	234.5	—	103.8	328.3	923.5	(13.3)	(24.8)	885.4
Other	3.5	33.4	70.5	(0.2)	0.1	37.7	145.0	(78.2)	(3.1)	63.7
Other than BK and TB	525.6	206.5	180.0	655.7	313.7	82.1	1,963.6	296.2	(73.2)	2,186.6
Operating expenses(2)	628.8	408.0	369.2	382.2	311.0	419.9	2,519.1	297.4	104.7	2,921.2
Operating profit (loss)	¥216.2	¥218.8	¥606.4	¥302.6	¥121.3	¥428.0	¥1,893.3	¥13.6	¥(75.5)	¥1,831.4
Fixed assets(3)	¥243.8	¥171.5	¥169.3	¥1.6	¥21.3	¥170.9	¥778.4	¥114.3	¥502.3	¥1,395.0
Increase in fixed assets(4)	¥49.8	¥35.8	¥46.1	¥0.5	¥11.5	¥32.5	¥176.2	¥28.2	¥29.3	¥233.7
Depreciation(4)	¥23.3	¥19.0	¥42.5	¥0.3	¥9.1	¥42.3	¥136.5	¥32.8	¥12.3	¥181.6
Fiscal year ended March 31, 2025:
Net revenue:	¥944.6	¥726.6	¥1,025.6	¥969.3	¥534.2	¥913.0	¥5,113.3	¥(330.6)	¥27.8	¥4,810.5
BK and TB(1):	390.8	499.0	836.1	27.0	139.3	811.8	2,704.0	(619.8)	68.6	2,152.8
Net interest income	307.4	266.4	514.4	28.0	25.8	427.6	1,569.6	100.5	86.8	1,756.9
Net fees	79.4	196.7	255.2	—	113.5	350.5	995.3	(24.8)	(16.5)	954.0
Other	4.0	35.9	66.5	(1.0)	—	33.7	139.1	(695.5)	(1.7)	(558.1)
Other than BK and TB	553.8	227.6	189.5	942.3	394.9	101.2	2,409.3	289.2	(40.8)	2,657.7
Operating expenses(2)	667.6	429.7	386.6	531.2	398.7	439.9	2,853.7	318.1	73.0	3,244.8
Operating profit (loss)	¥277.0	¥296.9	¥639.0	¥438.1	¥135.5	¥473.1	¥2,259.6	¥(648.7)	¥(45.2)	¥1,565.7
Fixed assets(3)	¥267.5	¥187.8	¥171.7	¥2.1	¥23.1	¥160.9	¥813.1	¥87.8	¥482.3	¥1,383.2
Increase in fixed assets(4)	¥50.3	¥37.2	¥45.0	¥0.6	¥7.7	¥26.5	¥167.3	¥25.5	¥39.6	¥232.4
Depreciation(4)	¥33.0	¥21.0	¥42.2	¥0.3	¥7.6	¥39.1	¥143.2	¥30.3	¥13.0	¥186.5

Notes:
(1)“BK and TB” is a sum of MUFG Bank on a stand-alone basis (BK) and Mitsubishi UFJ Trust and Banking on a stand-alone basis (TB).
(2)Operating expenses primarily includes salaries and employee benefits, outsourcing expenses, and amortization of intangible assets.
(3)Fixed assets in the above table are based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices, and the amounts correspond to premises and equipment-net, intangible assets-net and goodwill of BK and TB. Fixed assets of MUFG and other consolidated subsidiaries and Japanese GAAP consolidation adjustments amounting to ¥1,210.2 billion as of March 31, 2023, ¥1,505.4 billion as of March 31, 2024 and ¥1,732.5 billion as of March 31, 2025, respectively, are not allocated to each business segment when determining the allocation of management resources and assessing performance and, therefore, such amounts are not included in the table above.
(4)These amounts are related to the fixed assets of BK and TB included in the table above.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income
A reconciliation of operating profit and fixed assets under the internal management reporting system for the fiscal years ended March 31, 2023, 2024 and 2025 above to income before income tax expense shown in the accompanying consolidated statements of income and the total amount of premises and equipment-net, intangible assets-net and goodwill are as follows:
Starting from the fiscal year ended March 31, 2025, the fiscal year of Krungsri has been changed from the previous January to December period to an April to March period for consolidation purposes. In connection with this change, the operating profit prepared in accordance with Japanese GAAP includes Krungsri's operating profit for the fifteen-month period of January 1, 2024 to March 31, 2025, while the income before income tax expense prepared in accordance with U.S. GAAP includes Krungsri's income before income tax expense for the twelve-month period of April 1, 2024 to March 31, 2025. The adjustment for the difference between the two is included in Other – net.

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in billions)
Operating profit:	¥1,577	¥1,831	¥1,566
Provision for credit losses	(7)	(259)	(122)
Trading account losses—net	(1,373)	(1,073)	(160)
Equity investment securities gains (losses)—net	(140)	1,450	(706)
Debt investment securities gains—net	516	300	828
Foreign exchange gains (losses)—net	(35)	(426)	70
Equity in earnings of equity method investees—net	398	464	669
Impairment of goodwill	(34)	—	(150)
Impairment of intangible assets	(5)	(15)	(14)
Reversal of (provision for) off-balance sheet credit instruments	(20)	(33)	1
Reversal of impairment of assets held for sale	134	—	—
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank	(283)	—	—
Gain on sale of MUFG Union Bank	349	—	—
Loss on pension buyout	(84)	—	—
Other—net	(532)	(361)	(186)
Income before income tax expense	¥461	¥1,878	¥1,796
Fixed assets:	¥1,368	¥1,395	¥1,383
U.S. GAAP adjustments and other	965	1,269	1,498
Premises and equipment-net, Intangible assets-net and Goodwill	¥2,333	¥2,664	¥2,881